Stockholders' Equity	9 Months Ended
Sep. 30, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE J—STOCKHOLDERS’ EQUITY

The following table presents certain information regarding the Company’s issued and outstanding preferred stock, preferred OP units and Class B contingent units as of September  30, 2013 and December 31, 2012:

	Optional		Outstanding	Outstanding
	Redemption	Annual	as of September 30,	as of December 31,
	Date	Dividend	2013	2012
Class A Preferred Stock, cumulative redeemable, liquidation preference $100.00 per share plus all accumulated, accrued and unpaid dividends (if any), 309,130 and 273,326 shares outstanding at September 30, 2013 and December 31, 2012, respectively	7 years from date of issuance	(1)	$26,546,123	$26,802,814

Class B Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 0 and 98,304 units outstanding at September 30, 2013 and December 31, 2012, respectively	June 2014	(2)	$-	$9,683,089

Class C Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 0 and 98,304 units outstanding at September 30, 2013 and December 31, 2012, respectively	June 2015	(2)	$-	$9,717,249

Class B Contingent Units, 210,915 and 0 units outstanding at September 30, 2013 and December 31, 2012, respectively	-	(3)	$19,287,604	$-

 (1)Cumulative annual cash dividend at the rate of 1% of the liquidation preference, which increases by 1% on each of the third and fourth anniversaries after issuance.

(2)Cumulative annual cash distribution equal to 1.5% of the liquidation preference per share, payable quarterly, if declared.

(3)Non-cumulative distribution of 1.5% per annum of the stated value per Class B contingent unit ($0.375 per quarter) until December 31, 2014; 3.0% per annum of the stated value per Class B contingent unit ($0.75 per quarter) from January 1, 2015 through December 31, 2015; and 5.0% per annum of the stated value per Class B contingent unit ($1.25 per quarter) thereafter.

Class A Preferred Stock

The Class A preferred stock ranks senior in preference to the Company’s common stock with respect to the payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding up of the Company (but excluding a merger, change of control, sale of substantially all assets or bankruptcy of the Company, upon the occurrence of any of which all shares of Class A preferred stock will be automatically converted). The Class A preferred stock ranks junior to any class or series of stock the terms of which specifically provide that the holders thereof are entitled to receive dividends or amounts distributable upon liquidation, dissolution or winding up of the Company in preference or priority to the holders of shares of Class A preferred stock. The Class A preferred stock ranks on parity with any class or series of stock the terms of which specifically provide that the holders thereof are entitled to receive dividends or amounts distributable upon liquidation, dissolution or winding up of the Company without preference or priority of one over the other. The Class A preferred stock has no voting rights except in certain limited instances.

On January 14, 2013, the terms of the Class A preferred stock were amended to provide that in calculating the number of shares of common stock to be issued upon conversion of shares of Class A preferred stock, the average market price of the Company’s common stock in the conversion calculation would not be less than $9.00 per share. As amended, shares of the Class A preferred stock are convertible into shares of the Company’s common stock at such time as the last of the properties contributed to the Company to be developed and opened for occupancy has attained 90% physical occupancy or has previously been disposed of by the Company. The shares are convertible at a conversion rate equal to the liquidation preference (as adjusted for certain decreases in value, in any, below June 1, 2012 levels) divided by the average market price of the Company’s common stock for the 20 trading days immediately preceding conversion, subject to a minimum price of $9.00 per share, subject to adjustments for any subsequent stock split, combination or exchange of the common stock after the date of issuance of the Class A preferred stock. The addition of the minimum conversion price of $9.00 per share and other changes in terms related to the Class A preferred stock was accounted for as an extinguishment that resulted in an increase of $3.5 million in net income attributable to common stockholders presented for the nine months ended September 30, 2013 in the accompanying condensed consolidated statement of operations.

On December 3, 2012, the Company and the Operating Partnership entered into a Contribution Agreement with BREF/BUSF Millenia Associates, LLC (the “Seller”) for the purchase of all of the Seller’s membership interests in Millenia 700, LLC, the owner of the 297 unit apartment community located in Orlando, Florida known as the Estates at Millenia (the “Developed Property”) and the 7-acre development site adjacent to the Developed Property (the “Development Property”) that is currently approved for 403 apartment units. The Developed Property and the Development Property were contributed to the Operating Partnership on December 3, 2012. Consideration for the purchase included 100,000 shares of Class A preferred stock, plus an additional 35,804 shares of Class A preferred stock issued on March 14, 2013, for which a liability of $3.3 million was included in acquisition consideration payable in preferred stock as of December 31, 2012 in the accompanying condensed consolidated balance sheet. The issued shares were not registered under the Securities Act, and are, therefore, subject to certain restrictions on transfer. Upon receipt of the final certificate of occupancy for the development property, the Company shall issue to the Seller that number of additional shares of Class A preferred stock equal to 20% of the increase in value of the Development Property, for which a liability for the contingent consideration of $0.3 million has been recorded in the accompanying consolidated condensed balance sheet as of September  30, 2013.

The Class A preferred stock is redeemable, at the Company’s option, on or after the 7th anniversary of issuance. No shares of Class A preferred stock have been converted or redeemed as of September 30, 2013.

Common and Preferred Operating Partnership Units

A total of 546,132 common units were issued in connection with the recapitalization and are included in noncontrolling interests in the accompanying condensed consolidated balance sheet as of December 31, 2012. The common units were redeemable at the option of the holder at any time after June 1, 2013.

The Class B and Class C preferred units were convertible into common units on or after the first and second anniversaries of the date of issuance, respectively (i.e., June 1, 2013 and June 1, 2014). The Class B and Class C preferred units were redeemable at the Company’s option, one year after first becoming convertible (i.e. on June 1, 2014 and June 1, 2015, respectively). The Class B and Class C preferred units did not have voting rights.

As discussed below, the Class B and Class C preferred units were converted to Class B contingent units on February 8, 2013 pursuant to the amendment and restatement of the agreement of limited partnership of the Operating Partnership, and the common units were exchanged for Class B contingent units on March 26, 2013 pursuant to the Second Amendment and Restatement of the Agreement of Limited Partnership of the Operating Partnership.

Class B Contingent Units

On February 8, 2013, the agreement of limited partnership for the Operating Partnership was amended and restated to combine the 98,304 Class B preferred units and the 98,304 Class C preferred units issued in the recapitalization into a single class of partnership units, designated as Class B contingent units, and to amend certain terms of the Class B contingent units. The Operating Partnership issued one Class B contingent unit for each outstanding Class C preferred unit and all remaining Class B preferred units became Class B contingent units, resulting in a total of 196,608 Class B contingent units.

On March 26, 2013, the partners of the Operating Partnership executed the Second Amended and Restated Agreement of Limited Partnership to amend the terms of the Class B contingent units. The 546,132 common units that were previously issued on June 1, 2012 at the closing of the recapitalization were exchanged for 14,307 additional Class B contingent units. As amended, the Class B contingent units are entitled to non-cumulative quarterly distributions that are preferred with respect to the payment of distributions on common units and pari passu with the payment of distributions on Class A preferred units. The quarterly distributions on the Class B contingent units must be declared and set aside for payment prior to any distributions being declared on the common units for that quarterly period. The amount of the distributions will be $0.375 per quarter (1.5% per annum of the stated value per Class B contingent unit) until December 31, 2014, $0.75 per quarter (3.0% per annum of the stated value per Class B contingent unit) from January 1, 2015 through December 31, 2015 and $1.25 per quarter (5.0% per annum of the stated value per Class B contingent unit) thereafter.

The Class B contingent units will be converted into common units in three tranches based upon the sale or stabilization of certain properties, which is defined as the achievement of 90% physical occupancy of the Company’s development properties, as follows (except that all Class B contingent units will be automatically converted into common units upon, among other events, a change of control, sale of substantially all assets or bankruptcy of the Company):

•	52,728.75 units upon the earlier to occur of (i) the stabilization of the Company’s development property, The Estates at Maitland, and (ii) the sale of The Estates at Maitland.
•	52,728.75 units upon the earlier to occur of (i) the stabilization of the Company’s development property, Estates at Millenia—Phase II, and (ii) the sale of Estates at Millenia—Phase II.
•

105,457.50 units upon the earlier to occur of (i) the stabilization of either the Company’s development property, Midlothian town Center-East or the Company’s development property, Venetian, and (ii) the sale of either Midlothian Town Center-East or Venetian.

The Class B contingent units will be converted into common units on the schedule set forth above at a conversion rate equal to $100.00 per unit divided by, generally, the average closing price of the Company’s common stock for the 20 trading days prior to the date of conversion, subject to a minimum price of $9.00 per share (subject to further adjustment for subsequent stock splits, stock dividends, reverse stock splits and other capital changes). The Class B contingent units rank equally with common units with respect to losses of the Operating Partnership and share in profits only to the extent of the distributions. The Class B contingent units do not have a preference with respect to distributions upon any liquidation of the Operating Partnership. The Class B contingent units have limited voting rights.

The exchange of the common units for additional Class B contingent units on March 26, 2013 was accounted for as an extinguishment that reduced noncontrolling interest in the accompanying condensed consolidated balance sheet by approximately $8.2 million, that resulted in an increase of $8.2 million in net income attributable to common stockholders presented for the nine months ended September 30, 2013 in the accompanying condensed consolidated statement of operations.

There were no dividends in arrears as of September 30, 2013.

Reverse Stock Split

On January 17, 2013, the Company effected a 1-for-150 reverse stock split of its common stock and the common units of the Operating Partnership. All common stock and per share data included in these consolidated financial statements give effect to the reverse stock split and have been adjusted retroactively for all periods presented. Prior to the reverse stock split, the redemption of shares of the Class A preferred stock and the preferred units was not solely within the Company’s control since there were not sufficient shares of common stock available to cover all equity instruments potentially convertible into common stock, and accordingly, the Company classified the shares of common stock and common units as temporary equity in the consolidated balance sheet as of December 31, 2012. As a result of the amendment to the terms of the Class A preferred stock and Class B contingent units to provide for a minimum share price of $9.00 for purposes of the conversion of shares of Class A preferred stock into common stock and Class B contingent units into common units, as well as the reverse stock split, there are sufficient available shares of the Company’s common stock to cover all equity instruments potentially convertible into common stock and, accordingly, $26.8 million for Class A preferred stock and $19.4 million for the Class B and Class C preferred units are included in to permanent equity in the condensed consolidated balance sheet as of September  30, 2013.

Redemption of Noncontrolling Interests

On June 1, 2012, four of the Company’s property owning subsidiaries entered into an agreement with the noncontrolling interest holder of each such subsidiary for the purchase of the noncontrolling interest for total consideration of approximately $7.7 million. Approximately $5.1 million of the consideration was payable on September 15, 2012 and the remaining $2.6 million was payable on December 31, 2012. The agreement specified that late payments were subject to interest at monthly rates ranging from 1.5% to 2.5% of the unpaid amount until paid in full. The total payable as of December 31, 2012 was $7.7 million, of which $3.8 million was recorded as payable for the redemption of noncontrolling interest and $3.9 million was included in liabilities of discontinued operations in the accompanying December 31, 2012 condensed consolidated balance sheet. On May 17, 2013, the balance including accrued interest was paid in full. Upon payment in full of the outstanding amounts, the noncontrolling interests were canceled.

Dividends Declared

On August 29, 2013, the Company’s board of directors authorized and the Company declared, a dividend for the third quarter of 2013 of $0.095, payable on October 11, 2013 to holders of record of common stock on September 30, 2013 for a total of approximately $1.1 million.    On April 22, 2013, the Company’s board of directors authorized, and the Company declared, a dividend for the second quarter of 2013 of $0.1575 per share, payable on July 12, 2013 to holders of record of common stock on June 14, 2013 for a total of approximately $1.8 million.  On April 15, 2013, the Company’s board of directors authorized, and the Company declared, a dividend for the first quarter of 2013 of $0.0855 per share, payable on May 31, 2013 to holders of record of common stock on April 25, 2013 for a total of approximately $0.4 million.  On January 25, 2013, the Company’s board of directors authorized, and the Company declared, a dividend for the fourth quarter of 2012 in the amount of $0.0855 per share, payable to holders of record of common stock and common units as of February 5, 2013 and payable on March 15, 2013, for a total of approximately $0.5 million.  In addition, in connection with each dividend, the Company declared that all cumulative unpaid dividends on Class A preferred stock through each declaration date for an aggregate amount of approximately $0.3 million be set aside for payment, as required by the terms of the Class A preferred stock in the Company’s charter, of which approximately $0.1 million remained payable as of September 30, 2013.

Dividends declared and not yet paid as of September 30, 2013 are included in dividends payable in the amount of $1.2 million in the accompanying consolidated balance sheets.